Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		$ 7,817	$ 7,817	$ 5,139
Provision for credit losses			1,260	2,772
Net write-offs			(1,815)	(1,559)
Other, including foreign currency adjustment			(373)	(277)
Provision for credit losses
Balance at end of period	$ 6,889		6,889	6,075
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		7,639	7,639	5,077
Provision for credit losses
Balance at end of period	6,716		6,716	6,005
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		77	77	6
Provision for credit losses
Balance at end of period	73		73	34
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		101	101	56
Provision for credit losses
Balance at end of period	100		100	36
Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		7,639	7,639
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	864	884	884	680
Provision for credit losses			51	176
Net write-offs			(49)	(38)
Other, including foreign currency adjustment			(45)	(112)
Provision for credit losses
Remeasurement	25	23	48
Newly originated or purchased financial assets	10	11	21
Derecognition of financial assets and maturities	(9)	(9)	(18)
Gross write-offs	(22)	(37)	(59)
Recoveries	6	4	10
Foreign exchange and other movements	(33)	(12)	(45)
Balance at end of period	841	864	841	706
Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	841		841	706
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	3,150	3,155	3,155	2,065
Provision for credit losses			611	1,230
Net write-offs			(826)	(773)
Other, including foreign currency adjustment			(134)	(77)
Provision for credit losses
Remeasurement	239	366	605
Newly originated or purchased financial assets	154	99	253
Derecognition of financial assets and maturities	(149)	(98)	(247)
Gross write-offs	(547)	(406)	(953)
Recoveries	64	63	127
Foreign exchange and other movements	(105)	(29)	(134)
Balance at end of period	2,806	3,150	2,806	2,445
Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	2,806		2,806	2,445
Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		3,155	3,155
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,915	1,886	1,886	1,255
Provision for credit losses			504	832
Net write-offs			(761)	(583)
Other, including foreign currency adjustment			(84)	(22)
Provision for credit losses
Remeasurement	265	276	541
Newly originated or purchased financial assets	19	29	48
Derecognition of financial assets and maturities	(41)	(44)	(85)
Transfer to (from)stage 3	0
Gross write-offs	(587)	(260)	(847)
Recoveries	42	44	86
Foreign exchange and other movements	(68)	(16)	(84)
Balance at end of period	1,545	1,915	1,545	1,482
Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,545		1,545	1,482
Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,886	1,886
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,892	1,892	1,139
Provision for credit losses			94	534
Net write-offs			(179)	(165)
Other, including foreign currency adjustment			(110)	(66)
Provision for credit losses
Remeasurement	24	117	141
Newly originated or purchased financial assets	79	89	168
Derecognition of financial assets and maturities	(98)	(98)	(196)
Changes in models and methodologies	(15)		(15)
Gross write-offs	(105)	(87)	(192)
Recoveries	8	5	13
Foreign exchange and other movements	(67)	(43)	(110)
Balance at end of period including off-balance sheet exposures	1,624	1,798	1,624
Less: Allowance for credit losses on off-balance sheet exposures	(100)	(137)	(100)
Balance at end of period	1,697		1,697	1,442
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,798	1,815	1,815
Provision for credit losses
Balance at end of period		1,798
Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,661
Provision for credit losses
Balance at end of period	1,524	1,661	1,524
Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,524		1,524	1,372
Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,714	1,714
Stage 1 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,472		1,472	1,603
Stage 1 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,964	1,964
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	161	190	190
Provision for credit losses
Remeasurement	(30)	(65)	(95)
Newly originated or purchased financial assets	10	11	21
Derecognition of financial assets and maturities	(2)	(3)	(5)
Transfer to (from)stage 1	19	32	51
Transfer to (from)stage 2	(3)	(3)	(6)
Foreign exchange and other movements	(4)	(1)	(5)
Balance at end of period	151	161	151
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	151		151	153
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	787	864	864
Provision for credit losses
Remeasurement	(264)	(422)	(686)
Newly originated or purchased financial assets	154	99	253
Derecognition of financial assets and maturities	(67)	(28)	(95)
Transfer to (from)stage 1	204	401	605
Transfer to (from)stage 2	(85)	(92)	(177)
Transfer to (from)stage 3	(8)	(31)	(39)
Foreign exchange and other movements	(22)	(4)	(26)
Balance at end of period	699	787	699
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	699		699	716
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		864	864
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	448	501	501
Provision for credit losses
Remeasurement	(177)	(133)	(310)
Newly originated or purchased financial assets	19	29	48
Derecognition of financial assets and maturities	(17)	(15)	(32)
Transfer to (from)stage 1	91	113	204
Transfer to (from)stage 2	(32)	(43)	(75)
Foreign exchange and other movements	(13)	(4)	(17)
Balance at end of period	319	448	319
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	319		319	452
Stage 1 [member] | Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		501	501
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	(79)	(10)	(89)
Newly originated or purchased financial assets	79	89	168
Derecognition of financial assets and maturities	(85)	(83)	(168)
Changes in models and methodologies	(4)		(4)
Transfer to (from)stage 1	10	18	28
Transfer to (from)stage 2	(18)	(24)	(42)
Foreign exchange and other movements	(9)	(9)	(18)
Balance at end of period including off-balance sheet exposures	353	459	353
Less: Allowance for credit losses on off-balance sheet exposures	(50)	(75)	(50)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	459	478	478
Provision for credit losses
Balance at end of period		459
Stage 1 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	384
Provision for credit losses
Balance at end of period	303	384	303
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	303		303	282
Stage 1 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		409	409
Stage 2 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	3,306		3,306	2,759
Stage 2 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		3,718	3,718
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	297	302	302
Provision for credit losses
Remeasurement	7	29	36
Derecognition of financial assets and maturities	(7)	(6)	(13)
Transfer to (from)stage 1	(15)	(27)	(42)
Transfer to (from)stage 2	17	20	37
Transfer to (from)stage 3	(11)	(12)	(23)
Foreign exchange and other movements	(8)	(9)	(17)
Balance at end of period	280	297	280
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	280		280	257
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,514	1,471	1,471
Provision for credit losses
Remeasurement	176	536	712
Derecognition of financial assets and maturities	(82)	(70)	(152)
Transfer to (from)stage 1	(200)	(398)	(598)
Transfer to (from)stage 2	104	111	215
Transfer to (from)stage 3	(184)	(126)	(310)
Foreign exchange and other movements	(42)	(10)	(52)
Balance at end of period	1,286	1,514	1,286
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,286		1,286	1,082
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,471	1,471
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,467	1,385	1,385
Provision for credit losses
Remeasurement	119	258	377
Derecognition of financial assets and maturities	(24)	(29)	(53)
Transfer to (from)stage 1	(91)	(113)	(204)
Transfer to (from)stage 2	32	43	75
Transfer to (from)stage 3	(228)	(70)	(298)
Foreign exchange and other movements	(49)	(7)	(56)
Balance at end of period	1,226	1,467	1,226
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,226		1,226	1,030
Stage 2 [member] | Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,385	1,385
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement		21	21
Derecognition of financial assets and maturities	(12)	(13)	(25)
Changes in models and methodologies	(11)		(11)
Transfer to (from)stage 1	(10)	(18)	(28)
Transfer to (from)stage 2	19	24	43
Transfer to (from)stage 3	(3)	(1)	(4)
Foreign exchange and other movements	(19)	(5)	(24)
Balance at end of period including off-balance sheet exposures	564	600	564
Less: Allowance for credit losses on off-balance sheet exposures	(50)	(62)	(50)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	600	592	592
Provision for credit losses
Balance at end of period		600
Stage 2 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	538
Provision for credit losses
Balance at end of period	514	538	514
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	514		514	390
Stage 2 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		560	560
Stage 3 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,938		1,938	1,643
Stage 3 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,957	1,957
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	406	392	392
Provision for credit losses
Remeasurement	48	59	107
Transfer to (from)stage 1	(4)	(5)	(9)
Transfer to (from)stage 2	(14)	(17)	(31)
Transfer to (from)stage 3	11	12	23
Gross write-offs	(22)	(37)	(59)
Recoveries	6	4	10
Foreign exchange and other movements	(21)	(2)	(23)
Balance at end of period	410	406	410
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	410		410	296
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	849	820	820
Provision for credit losses
Remeasurement	327	252	579
Transfer to (from)stage 1	(4)	(3)	(7)
Transfer to (from)stage 2	(19)	(19)	(38)
Transfer to (from)stage 3	192	157	349
Gross write-offs	(547)	(406)	(953)
Recoveries	64	63	127
Foreign exchange and other movements	(41)	(15)	(56)
Balance at end of period	821	849	821
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	821		821	647
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		820	820
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	323	151	474
Transfer to (from)stage 3	228	70	298
Gross write-offs	(587)	(260)	(847)
Recoveries	42	44	86
Foreign exchange and other movements	(6)	(5)	(11)
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	103	106	209
Derecognition of financial assets and maturities	(1)	(2)	(3)
Transfer to (from)stage 2	(1)		(1)
Transfer to (from)stage 3	3	1	4
Gross write-offs	(105)	(87)	(192)
Recoveries	8	5	13
Foreign exchange and other movements	(39)	(29)	(68)
Balance at end of period including off-balance sheet exposures	707	739	707
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	739	745	745
Provision for credit losses
Balance at end of period		739
Stage 3 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	739
Provision for credit losses
Balance at end of period	707	739	707
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	$ 707		707	$ 700
Stage 3 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		$ 745	$ 745